Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
impairment of goodwill		$ 7,525
financial budget period	5 years	5 years
Developed Technology Rights [Member]
Goodwill [Line Items]
impairment of goodwill		$ 3,925